STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCK-BASED COMPENSATION
Summary of stock options activity

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Life
Outstanding as of December 31, 2019	8,009,767	$2.80	8.17
Granted	1,185,250
Exercised	(16,601)	1.14
Forfeited	(2,124,428)
Outstanding as of September 30, 2020	7,053,988	$2.76	7.05
Outstanding as of December 31, 2020	6,535,542	$2.97	7.30
Granted	368,730
Exercised	(170,585)	1.85
Forfeited	(1,116,317)
Outstanding as of September 30, 2021	5,617,370	$2.90	6.26
Vested and expected to vest as of September 30, 2021	5,617,370	$2.90	6.26
Exercisable as of September 30, 2021	4,113,816	$2.57	5.33

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Shares	Price	Life
Outstanding as of December 31, 2017	5,101,695	$2.22	8.55
Granted	644,600	3.17
Exercised	(91,209)	0.94
Forfeited	(1,094,300)
Outstanding as of December 31, 2018	4,560,786	$2.30	7.59
Granted	4,571,700	3.20
Exercised	(111,482)	1.16
Forfeited	(1,011,237)
Outstanding as of December 31, 2019	8,009,767	$2.80	8.17
Granted	1,234,250	3.00
Exercised	(55,213)	1.01
Forfeited	(2,653,262)
Outstanding as of December 31, 2020	6,535,542	$2.97	7.30
Vested and expected to vest as of December 31, 2020	6,535,542	$2.74	7.30
Exercisable as of December 31, 2020	3,986,608	$2.51	6.29

Summary of key assumptions were used in the Black-Scholes-Merton valuation model for the value stock option grants

	2020	2019	2018
Expected volatility	51.8%	47.4%	46.9%
Expected term (in years)	5.99	5.90	5.90
Risk-free interest rate	0.3%	1.8%	2.8%
Expected dividend yield	0.0%	0.0%	0.0%